Information Provided in Connection with Investments in Deferred Annuity Contracts and SignatureNotes Issued or Assumed by John Hancock Life Insurance Company (U.S.A.) - Condensed Consolidated Statement of Financial Position (Details) - CAD ($)
$ in Millions
	Dec. 31, 2024	Dec. 31, 2023
Assets
Invested assets	$ 442,497	$ 417,210
Investments in unconsolidated subsidiaries	0	0
Insurance contract assets	102	145
Reinsurance contract held assets	59,015	42,651
Other assets	41,216	38,024
Segregated funds net assets	435,988	377,544
Total assets	978,818	875,574
Liabilities and Equity
Insurance contract liabilities, excluding those for account of segregated fund holders	396,401	367,996
Reinsurance contract held liabilities	2,669	2,831
Investment contract liabilities	13,498	11,816
Other liabilities	63,141	53,922
Long-term debt	6,629	6,071
Capital instruments	7,532	6,667
Insurance contract liabilities for account of segregated fund holders	126,545	114,143
Investment contract liabilities for account of segregated fund holders	309,443	263,401
Shareholders’ and other equity	50,972	47,039
Participating policyholders’ equity	567	257
Non-controlling interests	1,421	1,431
Total liabilities and equity	978,818	875,574
MFC (Guarantor)
Assets
Invested assets	126	86
Investments in unconsolidated subsidiaries	65,350	58,694
Insurance contract assets	0	0
Reinsurance contract held assets	0	0
Other assets	548	329
Segregated funds net assets	0	0
Total assets	66,024	59,109
Liabilities and Equity
Insurance contract liabilities, excluding those for account of segregated fund holders	0	0
Reinsurance contract held liabilities	0	0
Investment contract liabilities	0	0
Other liabilities	1,539	573
Long-term debt	6,629	6,071
Capital instruments	6,884	5,426
Insurance contract liabilities for account of segregated fund holders	0	0
Investment contract liabilities for account of segregated fund holders	0	0
Shareholders’ and other equity	50,972	47,039
Participating policyholders’ equity	0	0
Non-controlling interests	0	0
Total liabilities and equity	66,024	59,109
JHUSA (Issuer)
Assets
Invested assets	112,444	109,433
Investments in unconsolidated subsidiaries	9,393	8,674
Insurance contract assets	0	0
Reinsurance contract held assets	46,811	42,418
Other assets	11,182	8,731
Segregated funds net assets	218,909	188,067
Total assets	398,739	357,323
Liabilities and Equity
Insurance contract liabilities, excluding those for account of segregated fund holders	148,828	145,589
Reinsurance contract held liabilities	0	0
Investment contract liabilities	5,260	3,487
Other liabilities	8,432	5,869
Long-term debt	0	0
Capital instruments	0	594
Insurance contract liabilities for account of segregated fund holders	58,137	51,719
Investment contract liabilities for account of segregated fund holders	160,772	136,348
Shareholders’ and other equity	17,357	13,773
Participating policyholders’ equity	(47)	(56)
Non-controlling interests	0	0
Total liabilities and equity	398,739	357,323
Other subsidiaries
Assets
Invested assets	330,044	307,930
Investments in unconsolidated subsidiaries	21,510	17,916
Insurance contract assets	177	217
Reinsurance contract held assets	22,440	10,380
Other assets	34,660	32,700
Segregated funds net assets	218,681	191,241
Total assets	627,512	560,384
Liabilities and Equity
Insurance contract liabilities, excluding those for account of segregated fund holders	258,007	232,972
Reinsurance contract held liabilities	2,669	2,831
Investment contract liabilities	8,854	8,928
Other liabilities	58,333	51,266
Long-term debt	0	0
Capital instruments	648	647
Insurance contract liabilities for account of segregated fund holders	68,408	62,424
Investment contract liabilities for account of segregated fund holders	150,273	128,817
Shareholders’ and other equity	78,285	70,755
Participating policyholders’ equity	614	313
Non-controlling interests	1,421	1,431
Total liabilities and equity	627,512	560,384
Consolidation adjustments
Assets
Invested assets	(117)	(239)
Investments in unconsolidated subsidiaries	(96,253)	(85,284)
Insurance contract assets	(75)	(72)
Reinsurance contract held assets	(10,236)	(10,147)
Other assets	(5,174)	(3,736)
Segregated funds net assets	(1,602)	(1,764)
Total assets	(113,457)	(101,242)
Liabilities and Equity
Insurance contract liabilities, excluding those for account of segregated fund holders	(10,434)	(10,565)
Reinsurance contract held liabilities	0	0
Investment contract liabilities	(616)	(599)
Other liabilities	(5,163)	(3,786)
Long-term debt	0	0
Capital instruments	0	0
Insurance contract liabilities for account of segregated fund holders	0	0
Investment contract liabilities for account of segregated fund holders	(1,602)	(1,764)
Shareholders’ and other equity	(95,642)	(84,528)
Participating policyholders’ equity	0	0
Non-controlling interests	0	0
Total liabilities and equity	$ (113,457)	$ (101,242)